SUMMARY OF ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

Revenue is derived from five different major product lines. Disaggregated revenue from these product lines for the three and nine months ended December 31, 2021 and 2020 consisted of the following:

Revenue by Product Line

	Three Months Ended		Nine Months Ended
Product Line	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

Classic Karaoke Machines	$17,732,000	$11,998,000	$37,216,000	$32,337,000
Licensed Product	645,000	1,644,000	1,510,000	4,332,000
SMC Kids Toys	1,051,000	662,000	2,145,000	1,229,000
Microphones and Accessories	1,657,000	2,481,000	3,424,000	4,122,000
Music Subscriptions	159,000	188,000	384,000	290,000

Total Net Sales	$21,244,000	$16,973,000	$44,679,000	$42,310,000

During fiscal 2021 and 2020 revenue was derived from five different major product lines. Disaggregated approximate revenue from these product lines consisted of the following:

Revenue by Product Line
	Fiscal Years Ended
Product Line	March 31, 2021	March 31, 2020

Karaoke Machines	$34,700,000	$32,600,000
Licensed Products	4,700,000	2,000,000
Microphones and Accessories	4,700,000	2,600,000
SMC Kids Toys	1,300,000	900,000
Music Subscriptions	400,000	400,000

Total Net Sales	$45,800,000	$38,500,000

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNING PER SHARE

Computation of dilutive shares for the three and nine months ended December 31, 2021 and 2020 are as follows:

	For the three months ended December 31, 2021	For the three months ended December 31, 2020	For the nine months ended December 31, 2021	For the nine months ended December 31, 2020
Basic weighted average common shares outstanding	53,410,249	38,885,185	46,787,545	38,667,221
Effect of dilutive stock options	225,119	271,296	322,309	373,853

Diluted weighted average common shares outstanding	53,635,368	39,156,481	47,109,854	39,041,074

Computation of dilutive shares for fiscal years ended March 31, 2021 and 2020 are as follows:

	Fiscal year ended March 31, 2021	Fiscal year ended March 31, 2020
Basic weighted average common shares outstanding	38,760,092	38,532,889
Effect of dilutive stock options	368,558	-

Diluted weighted average of common shares outstanding	39,128,650	38,532,889